INCOME TAXES - Summary of Movements of Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Balance at the beginning of the period	¥ 51,769,696	¥ 48,897,848	¥ 56,172,945
Additions	(2,014,183)	6,084,383	10,531,372
Reduction due to expiration of temporary difference	(2,500,000)	(2,500,000)
Reduction as a result of deconsolidation of subsidiaries		(712,535)	(17,806,469)
Balance at the end of the period	¥ 47,255,513	¥ 51,769,696	¥ 48,897,848